SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ASSUMPTIONS FOR GRANTS

The fair value of options and share awards granted under the stock option plan during the year ended December 31, 2022 and 2021 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	2022	2021
Risk-free interest rates	0.986% - 3.44%	0.986%
Expected life of options	5 years	5 years
Expected volatility	73.62% - 83.45%	78.50%
Expected dividend yield	0.00%	0.00%

SUMMARY OF STOCK OPTION ACTIVITY

The following table summarizes stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2021	90,290	$4.34
Granted	68,346	25.21
Forfeited/Expired	(510)	4.34
Exercised	-	-
Balance at December 31, 2021	158,126	13.36	6.58	854,217
Granted	334,773	17.90
Forfeited/Expired	(57,714)	14.80
Exercised	(43,642)	4.34
Balance at December 31, 2022	391,543	18.02	9.11	$-
Exercisable at December 31, 2022	66,193	16.80	7.69	$-

SUMMARY OF NON-VESTED STOCK OPTION

The following table summarizes the Company’s non-vested stock options.

	Non-vested Options Outstanding	Weighted-Average Grant Date Fair Value
At January 1, 2021	38,203	$3.28
Options granted	68,346	4.53
Options forfeited/cancelled	(510)	3.28
Options exercised	-	-
Options vested	(36,019)	5.03
At December 31, 2021	70,020	5.88
Options granted	334,773	10.88
Options forfeited/cancelled	(53,808)	7.77
Options exercised	-	-
Options vested	(25,635)	3.80
At December 31, 2022	325,350	$10.30

SUMMARY OF RESTRICTED STOCK AWARDS

The following table summarizes the restricted stock awards activity:

	Restricted Stock Awards	Weighted-Average Grant Date Fair Value Per Share
Outstanding at January 1, 2021	-	$-
Granted	10,110	13.87
Forfeited	(228)	13.87
Exercised	-	-
Vested	(4,534)	13.87
Outstanding at December 31, 2021	5,288	13.87
Granted	23,732	17.53
Forfeited	-	-
Exercised	-	-
Vested	(26,031)	16.77
Outstanding at December 31, 2022	2,989	$13.87